PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
PERSONNEL EXPENSES
Schedule of personnel expenses

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Salaries, wages and other benefits	69,786	70,921	77,202
Contributions to retirement schemes (Note 37)	9,181	11,822	8,804
	78,967	82,743	86,006